UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  028-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

      /s/  Christopher Cheng     Westfield, NJ     January 27, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $69,044 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      324     6000 SH       SOLE                        0        0     6000
APPLE INC                      COM              037833100      322     1530 SH       SOLE                        0        0     1530
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      397        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      230       70 SH       SOLE                        0        0       70
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104      306    10186 SH       SOLE                        0        0    10186
CISCO SYS INC                  COM              17275R102      563    23500 SH       SOLE                        0        0    23500
CITIGROUP INC                  COM              172967101       34    10415 SH       SOLE                        0        0    10415
DUKE REALTY CORP               COM NEW          264411505      512    42061 SH       SOLE                        0        0    42061
EXXON MOBIL CORP               COM              30231G102      734    10758 SH       SOLE                        0        0    10758
ISHARES INC                    MSCI BRAZIL      464286400      352     4721 SH       SOLE                        0        0     4721
ISHARES INC                    MSCI PAC J IDX   464286665     1848    44665 SH       SOLE                        0        0    44665
ISHARES TR                     MSCI ACWI EX     464288240     1576    38535 SH       SOLE                        0        0    38535
ISHARES TR INDEX               BARCLY USAGG B   464287226     1458    14133 SH       SOLE                        0        0    14133
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     1528    14707 SH       SOLE                        0        0    14707
ISHARES TR INDEX               FTSE XNHUA IDX   464287184      383     9065 SH       SOLE                        0        0     9065
ISHARES TR INDEX               MSCI EAFE IDX    464287465    12418   224642 SH       SOLE                        0        0   224642
ISHARES TR INDEX               MSCI EMERG MKT   464287234     2686    64720 SH       SOLE                        0        0    64720
ISHARES TR INDEX               RUSL 2000 GROW   464287648     1404    20630 SH       SOLE                        0        0    20630
ISHARES TR INDEX               RUSSELL 1000     464287622     8240   134404 SH       SOLE                        0        0   134404
ISHARES TR INDEX               RUSSELL 2000     464287655    12110   193949 SH       SOLE                        0        0   193949
ISHARES TR INDEX               RUSSELL 3000     464287689      366     5607 SH       SOLE                        0        0     5607
ISHARES TR INDEX               RUSSELL MIDCAP   464287499     1334    16165 SH       SOLE                        0        0    16165
ISHARES TR INDEX               RUSSELL1000GRW   464287614     2598    52109 SH       SOLE                        0        0    52109
ISHARES TR INDEX               RUSSELL1000VAL   464287598     1306    22748 SH       SOLE                        0        0    22748
ISHARES TR INDEX               S&P 100 IDX FD   464287101     1545    30035 SH       SOLE                        0        0    30035
ISHARES TR INDEX               S&P LTN AM 40    464287390     3144    65787 SH       SOLE                        0        0    65787
ISHARES TR INDEX               S&P SMLCAP 600   464287804      690    12605 SH       SOLE                        0        0    12605
JOHNSON & JOHNSON              COM              478160104      804    12478 SH       SOLE                        0        0    12478
JPMORGAN CHASE & CO            COM              46625h100      313     7511 SH       SOLE                        0        0     7511
NGP CAP RES CO                 COM              62912R107      101    12400 SH       SOLE                        0        0    12400
OMNICOM GROUP INC              COM              681919106      687    17560 SH       SOLE                        0        0    17560
PIONEER FLOATING RATE TR       COM              72369J102      664    57632 SH       SOLE                        0        0    57632
PROSHARES TR                   PSHS ULT S&P 500 74347R107      229     6000 SH       SOLE                        0        0     6000
SEACOR HOLDINGS INC            COM              811904101     1544    20250 SH       SOLE                        0        0    20250
SPDR GOLD TRUST                GOLD SHS         78463v107      614     5725 SH       SOLE                        0        0     5725
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516      560     9857 SH       SOLE                        0        0     9857
SPDR SERIES TRUST              SHRT INTL ETF    78464A334      261     7172 SH       SOLE                        0        0     7172
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      434     6485 SH       SOLE                        0        0     6485
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     3840    88058 SH       SOLE                        0        0    88058
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      585     8898 SH       SOLE                        0        0     8898